Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 3,611,286	$ 3,441,686	$ 878,323
Depreciation	402,244	461,817	573,177
Provision for loan losses	600,000	1,240,000	5,500,500
Amortization of intangibles	192,391	192,391	192,391
Gains on sales of loans	(342,942)	(300,404)	(285,494)
(Gain) loss on sale of other real estate & other assets	(9,467)	138,790	28,686
Amortization of bond premium	540,984	347,770	57,060
Accretion of bond discount	(165,387)	(275,324)	(428,554)
Loans originated for sale	(23,727,357)	(29,343,086)	(27,020,161)
Proceeds from sale of loans	26,957,101	26,582,097	26,065,479
Gain on sale of securities	(31,953)	(68,156)	(38,444)
Loss on investment securities writedowns	204,757	119,772	312,716
Income from bank owned life insurance	(265,289)	(263,931)	(268,555)
(Increase) decrease in interest receivable	(39,489)	168,557	229,006
Decrease in interest payable	(70,289)	(154,782)	(207,049)
Decrease (increase) in prepaid FDIC ins premiums	353,356	617,723	(1,651,018)
Other, net	302,676	2,114,043	(2,227,519)
Net Cash Provided by Operating Activities	8,512,622	5,018,963	1,710,544
Cash Flows from Investing Activities:
Maturities of held-to-maturity securities	0	4,570,000	4,845,000
Maturities and sales of available-for-sale securities	26,793,902	19,757,697	19,340,809
Purchases of held-to-maturity securities	0	0	(268,353)
Purchases of available-for-sale securities	(31,617,503)	(18,732,666)	(18,290,683)
Money market mutual funds, net	204,088	257,192	91,107
Federal funds sold, net	(1,866,000)	(14,821,000)	5,719,000
Proceeds from sale of foreclosed assets	2,273,849	868,653	2,399,023
Net increase in loans made to customers	(1,215,939)	(4,181,426)	(3,457,187)
Capital expenditures	(119,123)	(309,355)	(137,612)
Net Cash (Used in) Provided by Investing Activities	(5,546,726)	(12,590,905)	10,241,104
Cash Flows from Financing Activities:
Net increase in deposits	7,293,670	14,021,152	476,822
Purchase of treasury stock	0	0	(58,480)
Dividends paid	(1,724,297)	(1,724,296)	(1,726,268)
Debt proceeds	5,127,815	15,447,116	17,613,878
Debt repayments	(8,675,000)	(20,679,999)	(22,058,017)
Net Cash Provided by (Used in) Financing Activities	2,022,188	7,063,973	(5,752,065)
Net increase (decrease) in cash and cash equivalents	4,988,084	(507,969)	6,199,583
Cash and cash equivalents, beginning	16,917,728	17,425,697	11,226,114
CASH AND CASH EQUIVALENTS, ENDING	21,905,812	16,917,728	17,425,697
Noncash Investing Activities:
Loans transferred to foreclosed properties	2,195,360	1,158,603	2,260,482
Total (decrease) increase in unrealized loss on securities available-for-sale	$ (285,847)	$ (1,773,296)	$ 385,909